Income Taxes - Effective Income Tax Rate (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Federal income tax at statutory rate		$ 16,971	$ 13,450	$ 16,299
Federal income tax at statutory rate, percent		21.00%	21.00%	21.00%
Effect of:
State income taxes, net of federal benefit	[1]	$ 1,634	$ 1,039	$ 1,614
State income taxes, net of federal benefit, percent	[1]	2.00%	1.60%	2.10%
Nontaxable or nondeductible items **
Nondeductible compensation	[2]	$ 993	$ 701	$ 1,013
Nondeductible compensation, percent	[2]	1.20%	1.10%	1.30%
Other	[2]	$ 79	$ 23	$ 41
Other, percent	[2]	0.10%	0.10%	0.00%
Income before income taxes		$ 19,677	$ 15,213	$ 18,967
Provision for income taxes, percent		24.30%	23.80%	24.40%

[1]	State taxes in Florida and New York made up the majority (greater than 50%) of the tax effect of this category.
[2]	The ‘nontaxable or nondeductible items’ category includes items such as non-taxable interest income, non-deductible meals and entertainment, and other non-deductible expenses. None of those items individually or in the aggregate exceeded the 5% quantitative threshold for separate disaggregation.